Assets and Liabilities Measured at Fair Value on a Recurring Basis - Schedule of fair value assets and liabilities measured on recurring basis using unobservable inputs (Details) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Total realized and unrealized gains included in changes in net assets	$ 311.5	$ 556.9
Mortgage Loans Payable
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	(2,332.1)	(1,794.4)
Total realized and unrealized gains included in changes in net assets	15.9	15.1
Purchases	(17.7)	(587.5)
Settlements	95.6	34.7
Ending balance	(2,238.3)	(2,332.1)
Real Estate Properties
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	15,452.8	14,606.2
Total realized and unrealized gains included in changes in net assets	177.5	311.3
Purchases	682.9	786.4
Sales	(570.5)	(251.1)
Ending balance	15,742.7	15,452.8
Real Estate Joint Ventures
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	5,622.4	4,068.4
Total realized and unrealized gains included in changes in net assets	123.5	242.8
Purchases	419.0	1,313.6
Settlements	(304.3)	(2.4)
Ending balance	5,860.6	5,622.4
Loans Receivable
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	295.7	100.6
Total realized and unrealized gains included in changes in net assets	1.2	0.3
Purchases	1.9	194.8
Ending balance	298.8	295.7
Total Level 3 Investments
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	21,370.9	18,775.2
Total realized and unrealized gains included in changes in net assets	302.2	554.4
Purchases	1,103.8	2,294.8
Sales	(570.5)	(251.1)
Settlements	(304.3)	(2.4)
Ending balance	$ 21,902.1	$ 21,370.9